Leases - Schedule of Reconciliation of Company Undiscounted Cash Flows to Present Value (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Schedule of Reconciliation of Company Undiscounted Cash Flows to Present Value [Line Items]
Total discounted amount	$ 987
Non-current portion	882	$ 1,053
Lease Obligation [Member]
Schedule of Reconciliation of Company Undiscounted Cash Flows to Present Value [Line Items]
Total undiscounted amount	1,356
Less future interest	(188)
Total discounted amount	1,168
Less: current portion	286
Non-current portion	882
Within 1 year [Member] | Lease Obligation [Member]
Schedule of Reconciliation of Company Undiscounted Cash Flows to Present Value [Line Items]
Total undiscounted amount	330
Between 2 to 5 years [Member] | Lease Obligation [Member]
Schedule of Reconciliation of Company Undiscounted Cash Flows to Present Value [Line Items]
Total undiscounted amount	$ 1,026